Corporate Information - Additional Information (Detail) - shares	Dec. 31, 2022	Nov. 27, 2020
Disclosure of classes of share capital [line items]
Additional number of shares issued	4,500,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued		37,950,000
American depositary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued		37,950,000